Jody M. Walker
Attorney At Law
7841 South Garfield Way
Tel: 303-850-7637          Centennial, CO 80122     Fax:  303-482-2731


February 11, 2009

Catherine Brown
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-3561

RE:   Tri-Mark MFG, Inc.
      Amendment 4 to Registration Statement on Form S-1
      Filed January 21, 2009
      File No. 333-149546

Dear Ms. Brown:

Pursuant to your comment letter dated February 2, 2009 and our telephone conversation on February 11, 2009, please note the following.

December 31, 2007 and 2006 Financial Statements
We reviewed your revisions and response to comment three in our letter dated November 6, 2008 and we re-issue part of our previous comment. Please revise to label your statement of stockholders' deficit and statement of cash flows as "restated" for the year ended December 31, 2007. In addition, it is unclear as to the reason for the word "Retroactive" in your statement of stockholders' deficit. Please remove or advise. Finally, the net loss and net loss per share amounts reflected in the "as reported" column in the Reclassification and Restatement section of Note 1 do to not agree with amounts reported in the financial statements included in Form S-1 filed March 5, 2008. Please advise or revise.

The statement of stockholders' deficit and statement of cash flows has been labeled as "restated" for the year ended December
31, 2007

The word "retroactive" has been deleted from the statement of stockholders' deficit.

The net loss and net loss per share amounts have been revised for accuracy.

Prospectus Cover Page and Prospectus Back Page
The date of the preliminary prospectus on the prospectus cover page has been reconciled with the date on the prospectus back page.

Business Operations - Business Strategy
The disclosure regarding the exhibition at the JCK in 2008 has been revised for accuracy as follows.

  - Marketing of our product lines - Our marketing strategy is to increase brand recognition of the Tri-Mark name. This includes advertising in consumer magazines daily newspapers, online publications and vertical outlets.
We exhibited our jewelry line at the MJSA Expo in New York on April 13-15, 2008 and also exhibited our jewelry line at JCK in Las Vegas on May 31 - June 4, 2008.

Very truly yours,

/s/Jody M. Walker
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Jody M. Walker